Plant, Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Plant, Property and Equipment, Net [Abstract]
PLANT, PROPERTY AND EQUIPMENT, NET

Note 9 – PLANT, PROPERTY AND EQUIPMENT, NET

Plant, property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of December 31,
	2022	2021
Building	$4,656,184	$3,061,496
Machines	16,341,419	-
Vehicles	332,113	106,266
Electronic equipment	587,131	100,148
Furniture, fixtures and equipment	139,650	82,104
Leasehold improvements	405,141	442,563
Subtotal	22,461,638	3,792,577
Construction in progress	20,135,220	-
Less: accumulated depreciation	(1,128,475)	(441,256)
Plant, property and equipment, net	$41,468,383	$3,351,321

Depreciation expense was $750,220, $198,747 and $126,589 for the fiscal years ended December 31, 2022, 2021 and 2020, respectively.